Quarterly Holdings Report
for
Strategic Advisers® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2025
SIT-NPRT3-0126
1.912869.115
Common Stocks - 57.9%
	Shares	Value ($)
AUSTRALIA - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	3,084,660	9,942,902
Interactive Media & Services - 0.0%
CAR Group Ltd	25,914	590,309
REA Group Ltd	35,181	4,515,497
		5,105,806
TOTAL COMMUNICATION SERVICES		15,048,708

Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Wesfarmers Ltd	180,591	9,687,566
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	359,771	13,750,970
TOTAL CONSUMER DISCRETIONARY		23,438,536

Consumer Staples - 0.1%
Beverages - 0.0%
Treasury Wine Estates Ltd	2,098,575	8,001,810
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	433,007	6,331,839
Woolworths Group Ltd	336,511	6,464,039
		12,795,878
TOTAL CONSUMER STAPLES		20,797,688

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	2,672,198	11,274,447
Whitehaven Coal Ltd	2,414,290	10,961,334
Woodside Energy Group Ltd	372,289	6,089,062
		28,324,843
Financials - 0.5%
Banks - 0.3%
ANZ Group Holdings Ltd	1,151,073	26,122,906
Commonwealth Bank of Australia	225,042	22,485,505
National Australia Bank Ltd	277,264	7,290,072
Westpac Banking Corp	792,629	19,520,145
		75,418,628
Capital Markets - 0.1%
Macquarie Group Ltd	281,412	36,327,688
Financial Services - 0.0%
Challenger Ltd	832,325	4,842,243
Insurance - 0.1%
Insurance Australia Group Ltd	775,322	3,941,709
Medibank Pvt Ltd	1,354,149	4,214,061
QBE Insurance Group Ltd	569,187	7,178,380
Steadfast Group Ltd	2,020,576	6,870,420
		22,204,570
TOTAL FINANCIALS		138,793,129

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Sonic Healthcare Ltd	762,650	11,660,133
Health Care Technology - 0.0%
Pro Medicus Ltd	13,487	2,355,150
TOTAL HEALTH CARE		14,015,283

Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Brambles Ltd	1,086,720	17,129,868
Ground Transportation - 0.0%
Aurizon Holdings Ltd	167,890	393,775
Passenger Airlines - 0.0%
Qantas Airways Ltd	407,725	2,665,868
Professional Services - 0.0%
Computershare Ltd	48,712	1,145,701
Trading Companies & Distributors - 0.0%
SGH Ltd	185,640	5,751,507
Transportation Infrastructure - 0.0%
Transurban Group unit	733,835	7,177,926
TOTAL INDUSTRIALS		34,264,645

Materials - 0.7%
Containers & Packaging - 0.0%
Orora Ltd	776,760	1,134,834
Metals & Mining - 0.7%
BHP Group Ltd	692,376	18,945,481
BHP Group Ltd (United Kingdom) (b)	137,274	3,754,120
BlueScope Steel Ltd	38,095	605,729
Evolution Mining Ltd	350,719	2,729,710
Glencore PLC	14,217,929	67,963,910
Northern Star Resources Ltd	1,434,895	25,532,341
Rio Tinto Ltd	365,283	31,656,609
Rio Tinto PLC	289,611	20,794,739
Rio Tinto PLC ADR	323,167	23,251,866
South32 Ltd	191,704	406,211
		195,640,716
TOTAL MATERIALS		196,775,550

Real Estate - 0.1%
Diversified REITs - 0.1%
GPT Group/The unit	3,206,000	11,657,280
Stockland unit	3,770,665	14,871,515
		26,528,795
Industrial REITs - 0.0%
Goodman Group unit	165,429	3,216,742
Retail REITs - 0.0%
Scentre Group unit	2,744,751	7,336,752
TOTAL REAL ESTATE		37,082,289

Utilities - 0.0%
Gas Utilities - 0.0%
Apa Group unit	252,674	1,532,895
TOTAL AUSTRALIA		510,073,566
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	12,967	717,406
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (c)(d)	206,604	27,665,182
Erste Group Bank AG	305,873	33,415,693
Erste Group Bank AG (Czech Republic)	5,057	547,453
		61,628,328
Insurance - 0.0%
UNIQA Insurance Group AG	102,532	1,786,975
Vienna Insurance Group AG Wiener Versicherung Gruppe (Czech Republic)	6,601	376,939
		2,163,914
TOTAL FINANCIALS		63,792,242

Materials - 0.0%
Metals & Mining - 0.0%
voestalpine AG	5,256	226,631
TOTAL AUSTRIA		64,736,279
BELGIUM - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Proximus SADP	285,238	2,454,186
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	7,167	1,247,434
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV	873,285	53,833,979
Financials - 0.3%
Banks - 0.3%
KBC Group NV	671,452	82,703,517
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	230,619	64,357,501
Materials - 0.1%
Chemicals - 0.1%
Syensqo SA	173,088	14,111,205
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	250,340	6,500,988
TOTAL BELGIUM		225,208,810
BRAZIL - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (e)	2,446	5,067,574
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras ADR (PN)	458,327	5,449,508
Financials - 0.1%
Banks - 0.0%
Banco Bradesco SA ADR	1,147,573	4,246,020
NU Holdings Ltd/Cayman Islands Class A (e)	178,897	3,111,019
		7,357,039
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	1,346,200	3,798,116
Banco BTG Pactual SA unit	416,000	4,199,084
XP Inc Class A	140,647	2,772,152
		10,769,352
TOTAL FINANCIALS		18,126,391

Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer SA	92,700	1,452,885
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	215,234	23,666,576
Wheaton Precious Metals Corp (United States)	34,799	3,829,630
		27,496,206
TOTAL BRAZIL		57,592,564
CANADA - 1.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	25,519	1,389,306
Financials - 0.2%
Banks - 0.0%
National Bank of Canada	48,780	5,899,537
Toronto Dominion Bank	77,394	6,497,452
		12,396,989
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States) (b)	33,064	1,743,795
Brookfield Corp Class A	154,351	7,253,376
		8,997,171
Insurance - 0.2%
Definity Financial Corp	156,196	8,064,361
Great-West Lifeco Inc (b)	133,257	6,161,032
Intact Financial Corp	22,914	4,672,164
		18,897,557
TOTAL FINANCIALS		40,291,717

Industrials - 0.2%
Commercial Services & Supplies - 0.0%
BOYD GROUP INC	3,799	637,167
Element Fleet Management Corp	311,705	8,288,639
RB Global Inc (b)	34,874	3,426,384
		12,352,190
Construction & Engineering - 0.0%
WSP Global Inc	20,369	3,576,473
Ground Transportation - 0.2%
Canadian National Railway Co	45,300	4,343,769
Canadian Pacific Kansas City Ltd (b)	394,608	28,649,989
		32,993,758
Professional Services - 0.0%
Thomson Reuters Corp	11,875	1,607,919
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd (b)	27,359	3,203,516
TOTAL INDUSTRIALS		53,733,856

Information Technology - 0.1%
IT Services - 0.0%
Shopify Inc Class A (United States) (e)	73,315	11,630,692
Software - 0.1%
Constellation Software Inc/Canada	5,476	13,389,760
Constellation Software Inc/Canada warrants 3/31/2040 (e)(f)	6,340	0
		13,389,760
TOTAL INFORMATION TECHNOLOGY		25,020,452

Materials - 0.6%
Chemicals - 0.0%
Methanex Corp	63,831	2,276,530
Nutrien Ltd (United States)	57,447	3,341,692
		5,618,222
Containers & Packaging - 0.0%
CCL Industries Inc Class B	95,800	5,866,803
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	120,804	21,040,963
Agnico Eagle Mines Ltd/CA (United States)	58,602	10,221,947
Barrick Mining Corp	652,277	27,002,200
Barrick Mining Corp (United States) (b)	739,053	30,552,451
Franco-Nevada Corp	233,822	49,121,946
Franco-Nevada Corp (United States) (b)	26,015	5,458,987
Lundin Gold Inc	33,554	2,823,439
OR Royalties Inc (United States)	31,713	1,106,784
Teck Resources Ltd Class B	66,426	2,852,023
Wesdome Gold Mines Ltd (e)	14,137	222,761
		150,403,501
TOTAL MATERIALS		161,888,526

TOTAL CANADA		282,323,857
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	673,914	24,603,014
Lundin Mining Corp	363,299	6,800,888

TOTAL CHILE		31,403,902
CHINA - 1.1%
Communication Services - 0.3%
Entertainment - 0.0%
G-bits Network Technology Xiamen Co Ltd A Shares (China)	11,714	710,532
Netease Inc	100,600	2,782,899
Tencent Music Entertainment Group Class A ADR	62,270	1,148,882
		4,642,313
Interactive Media & Services - 0.3%
Tencent Holdings Ltd	856,843	67,700,488
TOTAL COMMUNICATION SERVICES		72,342,801

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
FAWER Automotive Parts Co Ltd A Shares (China)	1,875,708	1,452,732
Fuyao Glass Industry Group Co Ltd A Shares (China)	170,000	1,582,860
		3,035,592
Automobiles - 0.0%
Geely Automobile Holdings Ltd	1,112,000	2,419,486
Broadline Retail - 0.4%
Alibaba Group Holding Ltd	623,060	12,258,587
Prosus NV Class N	993,074	62,607,352
		74,865,939
Specialty Retail - 0.0%
Beijing Caishikou Department Store Co Ltd A Shares (China)	1,368,936	3,000,784
TOTAL CONSUMER DISCRETIONARY		83,321,801

Financials - 0.2%
Banks - 0.1%
Agricultural Bank of China Ltd H Shares	4,713,000	3,529,158
Bank of China Ltd H Shares	964,000	579,466
BOC Hong Kong Holdings Ltd	3,760,000	18,090,924
Industrial & Commercial Bank of China Ltd H Shares	11,176,000	9,244,371
		31,443,919
Capital Markets - 0.1%
Beijing Compass Technology Development Co Ltd A Shares (China)	6,400	110,912
China Galaxy Securities Co Ltd H Shares	1,109,000	1,450,055
China International Capital Corp Ltd A Shares (China) (f)	658,530	3,247,255
GF Securities Co Ltd A Shares (China)	1,450,900	4,334,932
Huatai Securities Co Ltd A Shares (China)	1,474,786	4,397,960
Orient Securities Co Ltd/China H Shares (c)(d)	226,000	198,259
		13,739,373
Insurance - 0.0%
New China Life Insurance Co Ltd H Shares	52,000	309,770
PICC Property & Casualty Co Ltd H Shares	968,000	2,195,691
		2,505,461
TOTAL FINANCIALS		47,688,753

Health Care - 0.0%
Biotechnology - 0.0%
Acrobiosystems Co Ltd A Shares (China)	85,400	706,804
Health Care Equipment & Supplies - 0.0%
Edan Instruments Inc A Shares (China)	266,000	524,064
Sinocare Inc A Shares (China)	287,200	721,699
		1,245,763
Life Sciences Tools & Services - 0.0%
Shanghai Haoyuan Chemexpress Co Ltd A Shares (China)	6,355	68,269
Wuxi Apptec Co Ltd A Shares (China)	97,800	1,260,451
Wuxi Apptec Co Ltd H Shares (c)(d)	11,400	148,180
Wuxi Biologics Cayman Inc (c)(d)(e)	717,000	2,869,603
		4,346,503
Pharmaceuticals - 0.0%
Asymchem Laboratories Tianjin Co Ltd A Shares (China)	136,282	1,786,456
Porton Pharma Solutions Ltd A Shares (China) (e)	341,000	1,147,020
Shenzhen Hepalink Pharmaceutical Group Co Ltd A Shares (China)	17,700	29,543
Shijiazhuang Yiling Pharmaceutical Co Ltd A Shares (China)	170,300	449,365
Sino Biopharmaceutical Ltd	3,125,000	2,829,725
Zhejiang Medicine Co Ltd A Shares (China)	102,700	203,642
		6,445,751
TOTAL HEALTH CARE		12,744,821

Industrials - 0.1%
Electrical Equipment - 0.0%
GoodWe Technologies Co Ltd A Shares (China) (e)	50,936	387,156
TBEA Co Ltd A Shares (China)	847,130	2,610,035
Zhuhai CosMX Battery Co Ltd A Shares (China)	234,985	760,528
		3,757,719
Machinery - 0.1%
Airtac International Group	31,158	896,697
China CSSC Holdings Ltd A Shares (China)	1,721,399	8,361,821
Hefei Meiya Optoelectronic Technology Inc A Shares (China)	237,062	665,397
Suzhou Hailu Heavy Industry Co Ltd A Shares (China)	1,105,400	1,937,229
Weichai Power Co Ltd A Shares (China)	918,000	2,245,844
Yangzijiang Shipbuildling (Holdings) Ltd	5,721,600	14,791,342
		28,898,330
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	1,484,100	5,097,177
TOTAL INDUSTRIALS		37,753,226

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Avary Holding Shenzhen Co Ltd A Shares (China)	3,800	24,238
Luxshare Precision Industry Co Ltd A Shares (China)	1,151,644	9,404,497
Ningbo Sunrise Elc Technology Co Ltd A Shares (China)	60,300	168,571
Quectel Wireless Solutions Co Ltd A Shares (China)	43,572	546,532
Shennan Circuits Co Ltd A Shares (China)	7,700	212,808
Suzhou Hengmingda Electronic Technology Co Ltd A Shares (China)	13,500	85,115
VSTECS Holdings Ltd	134,000	143,025
Wingtech Technology Co Ltd A Shares (China) (e)	132,600	766,865
		11,351,651
Semiconductors & Semiconductor Equipment - 0.1%
All Winner Technology Co Ltd A Shares (China)	983,960	5,837,941
Trina Solar Co Ltd A Shares (China) (e)	1,282,851	3,279,855
Union Semiconductor Hefei Co Ltd A Shares (China)	944,820	2,025,697
Yangling Metron New Material Inc A Shares (China)	104,900	224,460
		11,367,953
Software - 0.0%
Sangfor Technologies Inc A Shares (China)	58,413	949,891
Technology Hardware, Storage & Peripherals - 0.0%
Anker Innovations Technology Co Ltd A Shares (China)	206,862	3,231,474
TOTAL INFORMATION TECHNOLOGY		26,900,969

Materials - 0.0%
Chemicals - 0.0%
Rongsheng Petrochemical Co Ltd A Shares (China)	1,292,800	1,775,977
Satellite Chemical Co Ltd A Shares (China)	1,002,902	2,389,769
		4,165,746
Metals & Mining - 0.0%
Aluminum Corp of China Ltd A Shares (China)	648,600	963,429
Baoshan Iron & Steel Co Ltd A Shares (China)	38,100	39,039
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	269,200	932,900
Jiangxi Copper Co Ltd A Shares (China)	98,300	520,012
		2,455,380
TOTAL MATERIALS		6,621,126

Utilities - 0.0%
Gas Utilities - 0.0%
China Resources Gas Group Ltd	452,200	1,325,413
TOTAL CHINA		288,698,910
DENMARK - 0.7%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	7,881	941,863
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	63,624	7,904,253
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	290,947	13,380,511
Insurance - 0.0%
Tryg A/S	18,348	454,691
TOTAL FINANCIALS		13,835,202

Health Care - 0.3%
Biotechnology - 0.0%
Genmab A/S (e)	6,074	1,951,483
Genmab A/S ADR (b)(e)	38,964	1,260,874
		3,212,357
Pharmaceuticals - 0.3%
Novo Nordisk A/S Series B	1,336,973	66,210,772
TOTAL HEALTH CARE		69,423,129

Industrials - 0.2%
Air Freight & Logistics - 0.2%
DSV A/S	216,431	49,429,776
Building Products - 0.0%
ROCKWOOL A/S Series B	62,083	2,097,487
Electrical Equipment - 0.0%
Vestas Wind Systems A/S	94,636	2,249,689
TOTAL INDUSTRIALS		53,776,952

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	450,953	28,137,926
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (c)(d)(e)	54,982	1,168,194
TOTAL DENMARK		175,187,519
FINLAND - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	40,831	788,374
Financials - 0.2%
Banks - 0.0%
Nordea Bank Abp	459,838	8,137,127
Nordea Bank Abp (Denmark)	20,785	368,632
Nordea Bank Abp (Sweden)	119,081	2,106,998
		10,612,757
Insurance - 0.2%
Mandatum Holding Oy	626,259	4,711,791
Sampo Oyj A Shares	2,305,938	27,122,100
		31,833,891
TOTAL FINANCIALS		42,446,648

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	10,865	777,234
Industrials - 0.0%
Machinery - 0.0%
Kone Oyj B Shares	33,170	2,253,135
Metso Oyj	146,849	2,416,219
Valmet Oyj	23,981	782,198
Wartsila OYJ Abp	48,984	1,586,365
		7,037,917
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	3,266,842	19,895,467
Nokia Oyj (France)	382,647	2,316,815
Nokia Oyj (Sweden)	26,319	160,013
Nokia Oyj ADR	95,063	577,983
		22,950,278
Materials - 0.0%
Paper & Forest Products - 0.0%
Stora Enso Oyj R Shares	434,154	5,103,196
UPM-Kymmene Oyj	377,510	10,306,231
		15,409,427
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	128,000	2,628,146
TOTAL FINLAND		92,038,024
FRANCE - 6.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Orange SA	2,669,659	43,956,914
Entertainment - 0.0%
Bollore SE	779,907	4,325,733
Ubisoft Entertainment SA ADR (e)	64,185	103,979
Vivendi SE	519,300	1,516,066
		5,945,778
Media - 0.0%
Canal+ SA	320,200	1,130,405
JCDecaux SE	551,568	9,824,183
		10,954,588
TOTAL COMMUNICATION SERVICES		60,857,280

Consumer Discretionary - 1.0%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	431,088	14,110,310
Valeo SE	179,308	2,265,774
		16,376,084
Automobiles - 0.0%
Renault SA	115,276	4,610,725
Hotels, Restaurants & Leisure - 0.1%
Accor SA	528,678	28,599,110
FDJ UNITED	60,900	1,714,340
Sodexo SA	79,900	4,222,103
		34,535,553
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA	11,767	28,673,060
Kering SA	300,174	102,221,557
LVMH Moet Hennessy Louis Vuitton SE	101,624	75,112,689
		206,007,306
TOTAL CONSUMER DISCRETIONARY		261,529,668

Consumer Staples - 0.5%
Beverages - 0.1%
Pernod Ricard SA	413,049	37,182,651
Consumer Staples Distribution & Retail - 0.1%
Carrefour SA	1,209,156	18,619,222
Food Products - 0.3%
Danone SA	581,497	51,954,983
Personal Care Products - 0.0%
L'Oreal SA	29,565	12,895,841
TOTAL CONSUMER STAPLES		120,652,697

Energy - 0.5%
Energy Equipment & Services - 0.0%
Vallourec SACA	566,970	10,332,063
Oil, Gas & Consumable Fuels - 0.5%
North Atlantic Energies	3,524	169,124
TotalEnergies SE	1,784,084	117,369,166
		117,538,290
TOTAL ENERGY		127,870,353

Financials - 1.2%
Banks - 0.9%
BNP Paribas SA	1,293,830	110,594,974
BNP Paribas SA ADR	23,208	995,855
Credit Agricole SA	1,357,819	26,028,614
Societe Generale SA Series A	1,295,288	90,191,498
		227,810,941
Capital Markets - 0.0%
Amundi SA (c)(d)	151,080	12,096,092
Financial Services - 0.1%
Edenred SE	902,363	19,360,082
Eurazeo SE	4,269	270,711
Wendel SE	2,292	213,826
Worldline SA/France (b)(c)(d)(e)	1,020,574	1,811,861
		21,656,480
Insurance - 0.2%
AXA SA	1,161,908	52,492,427
TOTAL FINANCIALS		314,055,940

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	143,038	51,236,218
Industrials - 2.2%
Aerospace & Defense - 0.9%
Airbus SE	242,588	57,054,859
Airbus SE (Spain)	521	123,840
Airbus SE ADR	5,694	328,829
Dassault Aviation SA	19,069	5,987,489
Safran SA	370,824	124,656,848
Safran SA ADR	53,308	4,454,416
Thales SA	127,328	33,346,554
		225,952,835
Building Products - 0.4%
Cie de Saint-Gobain SA	948,983	94,715,105
Construction & Engineering - 0.3%
Bouygues SA	494,466	24,682,881
Eiffage SA	9,615	1,327,654
Vinci SA	360,539	51,164,779
		77,175,314
Electrical Equipment - 0.3%
Legrand SA	577,952	87,683,178
Ground Transportation - 0.0%
Ayvens SA (c)(d)	581,382	7,488,133
Machinery - 0.2%
Alstom SA (e)	2,095,897	55,011,158
Manitou BF SA	10,167	220,137
		55,231,295
Professional Services - 0.0%
Teleperformance SE	70,374	4,837,448
Trading Companies & Distributors - 0.1%
Rexel SA	523,585	19,921,297
Transportation Infrastructure - 0.0%
Getlink SE Series A	91,671	1,657,252
TOTAL INDUSTRIALS		574,661,857

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
VusionGroup	5,321	1,289,177
IT Services - 0.2%
Alten SA	33,038	2,578,072
Capgemini SE	338,105	52,975,161
		55,553,233
Software - 0.1%
Dassault Systemes SE	586,370	16,423,711
TOTAL INFORMATION TECHNOLOGY		73,266,121

Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	368,307	70,585,193
Arkema SA	44,675	2,718,936
		73,304,129
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	4,419	285,606
Office REITs - 0.0%
Gecina SA	32,587	3,021,205
Retail REITs - 0.1%
Klepierre SA	597,157	23,254,097
Unibail-Rodamco-Westfield unit	53,800	5,719,546
		28,973,643
TOTAL REAL ESTATE		32,280,454

Utilities - 0.3%
Multi-Utilities - 0.3%
Engie SA	2,915,195	74,180,915
Veolia Environnement SA	501,376	17,063,030
		91,243,945
TOTAL FRANCE		1,780,958,662
GEORGIA - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Georgia Capital PLC (e)	75,897	2,792,922
GERMANY - 5.0%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	3,081,813	99,381,675
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	72,882	7,133,364
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	7,170	732,966
TOTAL COMMUNICATION SERVICES		107,248,005

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Aumovio SE	80,709	3,474,441
Continental AG	10,748	804,906
		4,279,347
Automobiles - 0.1%
Bayerische Motoren Werke AG	170,255	17,392,777
Mercedes-Benz Group AG	59,089	3,990,276
Volkswagen AG	1,901	219,558
		21,602,611
Specialty Retail - 0.0%
Auto1 Group SE (e)	210,599	5,923,494
Zalando SE (c)(d)(e)	381,407	10,267,522
		16,191,016
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	216,728	40,367,473
adidas AG ADR	5,319	494,294
		40,861,767
TOTAL CONSUMER DISCRETIONARY		82,934,741

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Beiersdorf AG	119,055	12,802,689
Financials - 1.1%
Banks - 0.0%
Commerzbank AG	134,852	5,301,390
Capital Markets - 0.3%
Deutsche Bank AG	587,997	20,884,662
Deutsche Boerse AG	262,607	70,194,896
flatexDEGIRO AG	31,883	1,225,289
		92,304,847
Insurance - 0.8%
Allianz SE	230,472	99,484,599
Hannover Rueck SE	121,520	36,576,887
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	68,631	43,252,567
Talanx AG	86,835	11,285,007
		190,599,060
TOTAL FINANCIALS		288,205,297

Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (c)(d)	188,111	9,350,884
Health Care Providers & Services - 0.1%
Fresenius SE & Co KGaA	584,390	32,094,328
Pharmaceuticals - 0.1%
Bayer AG	194,937	6,896,618
Merck KGaA	103,241	13,915,276
		20,811,894
TOTAL HEALTH CARE		62,257,106

Industrials - 1.2%
Aerospace & Defense - 0.3%
MTU Aero Engines AG	78,853	32,234,420
Rheinmetall AG	22,660	38,927,573
		71,161,993
Air Freight & Logistics - 0.1%
Deutsche Post AG	735,267	38,266,492
Electrical Equipment - 0.1%
Siemens Energy AG (e)	292,676	39,189,998
Industrial Conglomerates - 0.6%
Siemens AG	492,319	130,564,860
Machinery - 0.1%
Daimler Truck Holding AG	252,281	10,676,019
Gea Group Ag	46,730	3,166,632
KION Group AG	83,013	6,217,723
Knorr-Bremse AG	94,469	10,019,003
Krones AG	11,935	1,808,650
RENK Group AG	17,792	1,041,538
		32,929,565
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	132,083	1,267,481
Trading Companies & Distributors - 0.0%
Brenntag SE	76,100	4,366,565
TOTAL INDUSTRIALS		317,746,954

Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	1,470,460	62,076,003
Software - 0.9%
Nemetschek SE	5,615	627,104
SAP SE	899,249	217,087,741
		217,714,845
TOTAL INFORMATION TECHNOLOGY		279,790,848

Materials - 0.4%
Chemicals - 0.2%
BASF SE	181,456	9,463,188
Covestro AG (e)	20,600	1,479,609
LANXESS AG	722,597	14,647,991
Symrise AG	272,226	22,533,511
		48,124,299
Construction Materials - 0.2%
Heidelberg Materials AG	187,230	48,076,902
TOTAL MATERIALS		96,201,201

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	152,553	11,470,564
Vonovia SE	85,700	2,594,409
		14,064,973
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.0%
RWE AG	368,175	18,699,753
Multi-Utilities - 0.2%
E.ON SE	2,670,057	47,557,380
TOTAL UTILITIES		66,257,133

TOTAL GERMANY		1,327,508,947
GREECE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	41,514	824,202
Financials - 0.1%
Banks - 0.1%
Eurobank Ergasias Services and Holdings SA	1,521,575	6,026,639
National Bank of Greece SA	607,106	9,510,149
		15,536,788
TOTAL GREECE		16,360,990
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	373,000	570,113
PCCW Ltd	465,000	358,352
		928,465
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts & Entertainment Ltd ADR (e)	609,821	5,555,469
Household Durables - 0.0%
Man Wah Holdings Ltd	619,200	379,363
Specialty Retail - 0.0%
Emperor Watch & Jewellery Ltd	23,580,000	787,449
Textiles, Apparel & Luxury Goods - 0.0%
Yue Yuen Industrial Holdings Ltd	568,000	1,200,105
TOTAL CONSUMER DISCRETIONARY		7,922,386

Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	795,000	831,183
Financials - 1.0%
Banks - 0.0%
Hang Seng Bank Ltd	143,700	2,809,160
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	42,077	7,138,784
Hong Kong Exchanges & Clearing Ltd	1,079,400	56,980,907
Hong Kong Exchanges & Clearing Ltd ADR	21,690	1,155,643
		65,275,334
Insurance - 0.8%
AIA Group Ltd	11,496,523	119,746,411
AIA Group Ltd ADR (b)	68,328	2,850,644
Prudential PLC	3,777,707	54,736,087
Prudential PLC (Hong Kong)	7,500	107,987
Prudential PLC ADR (b)	16,630	485,263
		177,926,392
TOTAL FINANCIALS		246,010,886

Industrials - 0.0%
Ground Transportation - 0.0%
MTR Corp Ltd	132,500	525,531
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	33,500	287,211
Machinery - 0.0%
Techtronic Industries Co Ltd	613,500	7,178,572
Techtronic Industries Co Ltd ADR	50,318	2,954,673
		10,133,245
TOTAL INDUSTRIALS		10,945,987

Information Technology - 0.0%
Communications Equipment - 0.0%
VTech Holdings Ltd	56,700	458,077
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (e)	40,000	153,204
IT Services - 0.0%
SUNeVision Holdings Ltd	238,000	157,125
TOTAL INFORMATION TECHNOLOGY		768,406

Materials - 0.0%
Metals & Mining - 0.0%
Zijin Gold International Co Ltd	95,162	1,701,406
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CK Asset Holdings Ltd	1,423,900	7,300,879
Hongkong Land Holdings Ltd (Singapore)	104,000	660,400
Hysan Development Co Ltd	18,000	40,968
Sun Hung Kai Properties Ltd	376,500	4,768,118
Wharf Real Estate Investment Co Ltd	278,000	876,957
		13,647,322
Retail REITs - 0.0%
Link REIT	637,200	3,018,365
TOTAL REAL ESTATE		16,665,687

Utilities - 0.0%
Electric Utilities - 0.0%
CLP Holdings Ltd	336,000	2,934,630
Power Assets Holdings Ltd	123,500	825,644
		3,760,274
TOTAL HONG KONG		289,534,680
INDIA - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Bharti Airtel Ltd	212,315	4,993,523
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Eicher Motors Ltd	20,679	1,632,339
Mahindra & Mahindra Ltd	68,460	2,878,652
Maruti Suzuki India Ltd	12,320	2,192,220
		6,703,211
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (e)	390,225	1,310,561
Indian Hotels Co Ltd/The	168,490	1,403,455
		2,714,016
Household Durables - 0.0%
Dixon Technologies India Ltd (c)	6,718	1,097,738
TOTAL CONSUMER DISCRETIONARY		10,514,965

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	163,192	2,862,745
Reliance Industries Ltd GDR (d)	40,800	2,880,480
		5,743,225
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd	1,507,776	17,002,049
HDFC Bank Ltd ADR	344,884	12,698,629
ICICI Bank Ltd	260,959	4,067,904
ICICI Bank Ltd ADR	61,632	1,924,767
		35,693,349
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd	9,891	811,982
Max Healthcare Institute Ltd	97,983	1,275,064
		2,087,046
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bharat Electronics Ltd	376,876	1,736,635
Hindustan Aeronautics Ltd (c)	31,141	1,583,048
		3,319,683
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (c)(d)	28,025	1,850,906
TOTAL INDUSTRIALS		5,170,589

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lodha Developers Ltd (c)(d)	77,852	1,000,376
TOTAL INDIA		65,203,073
INDONESIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank Central Asia Tbk PT	26,942,300	13,416,207
Bank Mandiri Persero Tbk PT	5,925,800	1,721,219
		15,137,426
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	15,700	1,029,920
Jardine Matheson Holdings Ltd ADR	999	65,404
		1,095,324
TOTAL INDONESIA		16,232,750
IRELAND - 0.7%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC	121,444	286,145
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	95,076	8,820,199
Financials - 0.5%
Banks - 0.5%
AIB Group PLC	7,594,900	77,992,768
AIB Group PLC (United Kingdom)	16,482	170,174
AIB Group PLC ADR (b)	4,580	94,211
Bank of Ireland Group PLC	2,355,601	43,623,813
		121,880,966
Industrials - 0.2%
Building Products - 0.2%
Kingspan Group PLC	466,345	39,961,964
Trading Companies & Distributors - 0.0%
AerCap Holdings NV	165,001	22,110,134
TOTAL INDUSTRIALS		62,072,098

TOTAL IRELAND		193,059,408
ISRAEL - 0.2%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (e)	46,373	2,006,096
Financials - 0.1%
Banks - 0.1%
Bank Hapoalim BM	207,940	4,486,871
Bank Leumi Le-Israel BM	771,062	16,123,970
Israel Discount Bank Ltd Class A	117,005	1,221,572
Mizrahi Tefahot Bank Ltd	14,778	1,032,364
		22,864,777
Insurance - 0.0%
Phoenix Financial Ltd	85,370	3,428,851
TOTAL FINANCIALS		26,293,628

Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Industries Ltd ADR (e)	440,000	11,831,600
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	1,593	746,361
Elbit Systems Ltd (United States)	1,344	631,398
		1,377,759
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	25,617	1,105,985
IT Services - 0.0%
Wix.com Ltd (e)	63,754	6,101,895
Software - 0.1%
Check Point Software Technologies Ltd (e)	39,500	7,377,415
Nice Ltd (e)	6,003	625,812
		8,003,227
TOTAL INFORMATION TECHNOLOGY		15,211,107

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	46,056	254,562
ICL Group Ltd (United States) (b)	21,034	117,580
		372,142
TOTAL ISRAEL		57,092,332
ITALY - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	39,913	365,178
Telecom Italia SpA/Milano (e)	1,110,619	624,765
		989,943
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Pirelli & C SpA (c)(d)	1,342,910	9,333,892
Automobiles - 0.0%
Ferrari NV (b)	8,378	3,283,338
Ferrari NV (Italy)	13,329	5,224,518
		8,507,856
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	209,427	5,351,050
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	17,334	1,843,604
Moncler SpA	101,088	6,817,328
		8,660,932
TOTAL CONSUMER DISCRETIONARY		31,853,730

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	106,351	5,332,626
Davide Campari-Milano NV (b)	481,349	3,276,356
		8,608,982
Energy - 0.0%
Energy Equipment & Services - 0.0%
Saipem SpA	502,241	1,367,774
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA (b)	502,566	9,407,415
TOTAL ENERGY		10,775,189

Financials - 1.4%
Banks - 1.1%
Banca Monte dei Paschi di Siena SpA	132,953	1,257,779
Banco BPM SpA	110,312	1,589,127
BPER Banca SPA (b)	783,967	9,442,438
FinecoBank Banca Fineco SpA	1,067,799	26,205,285
Intesa Sanpaolo SpA	14,619,804	94,838,578
UniCredit SpA (b)	1,814,861	134,965,462
		268,298,669
Capital Markets - 0.0%
Azimut Holding SpA	42,640	1,764,361
Banca Generali SpA	28,950	1,842,529
		3,606,890
Financial Services - 0.0%
Banca Mediolanum SpA	21,549	461,081
Nexi SpA (c)(d)	45,694	213,091
Poste Italiane Spa (b)(c)(d)	489,400	11,703,910
		12,378,082
Insurance - 0.3%
Generali	1,450,182	57,515,325
Unipol Assicurazioni SpA	33,883	776,690
		58,292,015
TOTAL FINANCIALS		342,575,656

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
GVS SpA (c)(d)(e)	37,800	177,638
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA (b)	400,340	23,644,807
TOTAL HEALTH CARE		23,822,445

Industrials - 0.3%
Aerospace & Defense - 0.0%
Leonardo SpA	39,287	2,153,305
Electrical Equipment - 0.2%
Prysmian SpA	473,479	47,413,337
Machinery - 0.0%
Danieli & C Officine Meccaniche SpA	862	48,210
Interpump Group SpA	37,000	1,880,463
		1,928,673
Passenger Airlines - 0.1%
Ryanair Holdings PLC	219,094	7,173,925
Ryanair Holdings PLC ADR	460,155	31,364,165
Wizz Air Holdings Plc (c)(d)(e)	175,261	2,711,998
		41,250,088
TOTAL INDUSTRIALS		92,745,403

Utilities - 0.1%
Electric Utilities - 0.1%
Enel SpA	1,937,431	20,021,475
Gas Utilities - 0.0%
Italgas SpA	248,242	2,801,263
TOTAL UTILITIES		22,822,738

TOTAL ITALY		534,194,086
JAPAN - 11.4%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	46,800	860,769
NTT Inc (b)	28,735,700	28,638,120
		29,498,889
Entertainment - 0.5%
Bank of Innovation Inc (b)(e)	2,300	109,401
Capcom Co Ltd	1,206,725	29,505,194
Konami Group Corp	72,100	11,001,591
MIXI Inc	46,300	858,686
Nexon Co Ltd	40,400	982,552
Nintendo Co Ltd	951,128	80,614,665
Toho Co Ltd/Tokyo	70,800	4,076,989
		127,149,078
Interactive Media & Services - 0.0%
LY Corp	3,278,830	8,805,831
Media - 0.0%
TV Asahi Holdings Corp	16,700	358,686
Zenrin Co Ltd	133,200	885,129
		1,243,815
Wireless Telecommunication Services - 0.3%
KDDI Corp	2,856,700	49,147,090
SoftBank Corp	3,100	4,435
SoftBank Group Corp	210,944	22,689,341
		71,840,866
TOTAL COMMUNICATION SERVICES		238,538,479

Consumer Discretionary - 1.6%
Automobile Components - 0.2%
Aisin Corp	62,300	1,108,761
Asti Corp	12,000	177,536
Bridgestone Corp	145,100	6,808,509
Denso Corp	477,900	6,300,919
FCC Co Ltd	14,400	318,044
JTEKT Corp	72,300	785,693
Koito Manufacturing Co Ltd	226,500	3,293,715
Sumitomo Electric Industries Ltd	537,120	21,116,187
Sumitomo Rubber Industries Ltd	186,800	2,603,995
Toyoda Gosei Co Ltd	8,100	185,122
TPR Co Ltd	17,500	144,072
		42,842,553
Automobiles - 0.4%
Honda Motor Co Ltd	720,794	7,268,502
Isuzu Motors Ltd	1,192,575	18,120,910
Mazda Motor Corp	17,500	128,053
Subaru Corp	208,800	4,663,364
Suzuki Motor Corp	1,388,500	21,697,951
Toyota Motor Corp	3,167,860	63,901,561
		115,780,341
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd	459,900	7,173,563
Pan Pacific International Holdings Corp	3,138,800	19,023,547
Rakuten Group Inc (e)	1,030,400	6,296,321
Ryohin Keikaku Co Ltd	49,100	974,110
		33,467,541
Diversified Consumer Services - 0.0%
Global Kids Co Corp	15,500	73,925
Hotels, Restaurants & Leisure - 0.0%
Food & Life Cos Ltd	60,100	2,704,798
Oriental Land Co Ltd/Japan	104,000	2,002,036
Zensho Holdings Co Ltd	9,200	553,985
		5,260,819
Household Durables - 0.6%
Panasonic Holdings Corp	2,485,710	31,106,773
Sharp Corp/Japan (e)	103,200	514,332
Sony Group Corp	3,635,987	106,692,916
Sumitomo Forestry Co Ltd	205,300	2,181,736
		140,495,757
Leisure Products - 0.0%
Bandai Namco Holdings Inc	72,400	2,121,410
GLOBERIDE Inc	81,800	1,158,360
Shimano Inc	33,900	3,559,686
Yonex Co Ltd	14,600	327,601
		7,167,057
Specialty Retail - 0.2%
ABC-Mart Inc	37,700	655,143
Fast Retailing Co Ltd	124,820	45,659,325
Haruyama Holdings Inc (b)	49,500	218,971
Kojima Co Ltd	105,800	795,845
Nitori Holdings Co Ltd	176,600	3,060,878
Sanrio Co Ltd	77,500	2,770,462
United Arrows Ltd	40,000	598,957
ZOZO Inc	502,610	4,330,931
		58,090,512
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	678,500	16,249,598
Gunze Ltd	27,400	726,200
		16,975,798
TOTAL CONSUMER DISCRETIONARY		420,154,303

Consumer Staples - 0.5%
Beverages - 0.1%
Asahi Group Holdings Ltd	1,136,770	13,190,331
Kirin Holdings Co Ltd	339,800	5,337,213
Suntory Beverage & Food Ltd	109,900	3,484,042
		22,011,586
Consumer Staples Distribution & Retail - 0.1%
Kobe Bussan Co Ltd	93,700	2,274,642
MatsukiyoCocokara & Co	75,000	1,387,600
Okuwa Co Ltd	23,400	127,032
Seven & i Holdings Co Ltd	1,370,700	18,861,071
Sugi Holdings Co Ltd	249,000	5,875,702
Sundrug Co Ltd	37,400	1,036,967
Tsuruha Holdings Inc (b)	256,820	4,552,572
		34,115,586
Food Products - 0.3%
Ajinomoto Co Inc	1,782,010	41,331,726
Ezaki Glico Co Ltd	146,500	5,158,286
House Foods Group Inc	10,100	189,191
Kikkoman Corp	69,400	635,332
Megmilk Snow Brand Co Ltd	4,300	84,235
NH Foods Ltd	9,700	428,848
Nisshin Seifun Group Inc	158,200	1,897,428
Nissin Foods Holdings Co Ltd (b)	16,900	306,722
Toyo Suisan Kaisha Ltd	240,500	17,259,403
Yakult Honsha Co Ltd (b)	24,300	380,200
		67,671,371
Household Products - 0.0%
Lion Corp	105,800	1,121,295
Unicharm Corp	111,700	654,875
		1,776,170
Personal Care Products - 0.0%
Kao Corp	248,000	10,024,468
Kose Corp	27,000	890,868
Rohto Pharmaceutical Co Ltd	565,500	9,161,024
		20,076,360
TOTAL CONSUMER STAPLES		145,651,073

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	440,100	2,897,749
Idemitsu Kosan Co Ltd	80,500	596,258
Inpex Corp	2,048,060	43,673,940
Japan Petroleum Exploration Co Ltd	66,600	607,993
San-Ai Obbli Co Ltd	55,400	744,081
		48,520,021
Financials - 1.9%
Banks - 1.1%
Chiba Bank Ltd/The	3,056,430	32,177,582
Hachijuni Bank Ltd/The	203,400	2,179,123
Hokuhoku Financial Group Inc	79,100	2,248,860
Japan Post Bank Co Ltd	700,100	8,414,825
Keiyo Bank Ltd/The	46,000	452,622
Kyoto Financial Group Inc	98,900	2,152,684
Kyushu Financial Group Inc	352,700	2,173,258
Mitsubishi UFJ Financial Group Inc	2,254,300	35,346,391
Mizuho Financial Group Inc	1,769,089	62,390,255
Rakuten Bank Ltd (e)	32,900	1,561,120
Resona Holdings Inc	3,791,000	38,576,195
Sumitomo Mitsui Financial Group Inc	3,236,320	97,926,200
Sumitomo Mitsui Trust Group Inc	251,800	7,315,189
		292,914,304
Capital Markets - 0.1%
Daiwa Securities Group Inc	162,600	1,347,497
Japan Exchange Group Inc	554,100	6,331,587
Nomura Holdings Inc	806,100	6,088,524
SBI Holdings Inc	582,600	12,263,300
		26,030,908
Financial Services - 0.2%
GMO Payment Gateway Inc	77,309	4,968,998
ORIX Corp	1,816,260	49,646,930
Sony Financial Group Inc (e)	3,303,400	3,125,652
		57,741,580
Insurance - 0.5%
Japan Post Holdings Co Ltd	1,487,500	14,617,410
Japan Post Insurance Co Ltd	40,900	1,137,675
Ms&Ad Insurance Group Holdings Inc	438,806	9,736,148
Sompo Holdings Inc	1,246,920	39,492,099
T&D Holdings Inc	340,300	7,391,811
Tokio Marine Holdings Inc	1,531,260	54,284,555
		126,659,698
TOTAL FINANCIALS		503,346,490

Health Care - 0.8%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	341,000	51,192,023
Olympus Corp	1,005,900	13,523,191
Sysmex Corp	48,700	461,847
Terumo Corp	855,400	13,339,812
		78,516,873
Health Care Providers & Services - 0.0%
Suzuken Co Ltd/Aichi Japan	48,300	1,878,754
Health Care Technology - 0.1%
M3 Inc (b)	949,085	15,661,469
Pharmaceuticals - 0.4%
Astellas Pharma Inc	383,800	4,826,060
Chugai Pharmaceutical Co Ltd	721,900	38,654,944
Daiichi Sankyo Co Ltd	1,195,717	29,470,825
Eisai Co Ltd	24,500	768,410
Kyowa Kirin Co Ltd	22,100	372,165
Otsuka Holdings Co Ltd	308,900	17,493,226
Shionogi & Co Ltd	71,600	1,228,666
Takeda Pharmaceutical Co Ltd	439,600	12,674,661
Takeda Pharmaceutical Co Ltd ADR (b)	65,699	947,379
		106,436,336
TOTAL HEALTH CARE		202,493,432

Industrials - 2.9%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	32,000	678,493
Building Products - 0.1%
Agc Inc	19,200	663,866
Daikin Industries Ltd	129,600	16,830,162
Sanwa Holdings Corp	58,100	1,497,087
Sekisui Jushi Corp	68,800	950,925
TOTO Ltd	54,900	1,435,368
		21,377,408
Commercial Services & Supplies - 0.0%
Dai Nippon Printing Co Ltd	204,100	3,449,467
Japan Elevator Service Holdings Co Ltd	87,200	1,084,104
Park24 Co Ltd	9,600	113,573
		4,647,144
Construction & Engineering - 0.1%
Kajima Corp	154,800	5,767,651
Obayashi Corp	218,500	4,453,788
Shimizu Corp	288,300	5,114,300
Taisei Corp	182,500	15,597,293
		30,933,032
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	185,620	12,928,815
Fujikura Ltd	24,500	2,815,371
Hirakawa Hewtech Corp	170,975	3,502,577
Idec Corp/Japan	10,800	185,156
Mitsubishi Electric Corp	1,779,011	48,095,538
NIDEC CORP	107,300	1,352,541
		68,879,998
Ground Transportation - 0.1%
Central Japan Railway Co	166,900	4,560,220
East Japan Railway Co	300,600	7,786,100
Hankyu Hanshin Holdings Inc	23,600	592,398
Tokyo Metro Co Ltd (b)	25,500	262,093
Tokyu Corp	87,000	1,015,339
		14,216,150
Industrial Conglomerates - 0.7%
Hikari Tsushin Inc	20,470	5,692,627
Hitachi Ltd	5,550,303	176,523,833
Sekisui Chemical Co Ltd	81,900	1,393,881
		183,610,341
Machinery - 1.1%
Amada Co Ltd	3,000	35,684
Daido Kogyo Co Ltd	107,200	976,573
Daifuku Co Ltd	145,800	4,611,874
Ebara Corp	619,890	16,222,978
FANUC Corp	1,994,868	63,939,464
Hirata Corp	25,800	378,069
Hoshizaki Corp	262,700	8,862,898
IHI Corp	466,200	8,313,435
Kawasaki Heavy Industries Ltd	71,790	4,541,652
Komatsu Ltd	221,800	7,285,989
Kubota Corp	668,362	9,644,300
Kurita Water Industries Ltd	22,900	911,426
Makita Corp	53,300	1,548,107
MINEBEA MITSUMI Inc	450,800	9,151,351
MISUMI Group Inc	439,562	6,354,028
Mitsubishi Heavy Industries Ltd	1,695,009	42,933,232
NSK Ltd	104,900	617,023
Organo Corp	13,100	1,119,586
OSG Corp (b)	19,900	292,821
Rheon Automatic Machinery Co Ltd	291,900	2,769,411
SMC Corp	123,500	43,439,543
Sumitomo Heavy Industries Ltd	461,140	12,564,334
Toyota Industries Corp (b)	55,800	6,244,256
Yaskawa Electric Corp	324,500	8,390,612
		261,148,646
Passenger Airlines - 0.0%
ANA Holdings Inc	15,300	288,604
Japan Airlines Co Ltd	13,300	248,026
		536,630
Professional Services - 0.1%
BayCurrent Inc	176,600	7,729,677
Densan Co Ltd	79,800	1,708,851
Recruit Holdings Co Ltd	566,093	28,953,558
		38,392,086
Trading Companies & Distributors - 0.4%
ITOCHU Corp	593,950	35,590,231
Marubeni Corp	785,984	20,725,765
Mitsubishi Corp	369,100	8,738,856
Mitsui & Co Ltd	798,700	21,204,244
MonotaRO Co Ltd	128,700	1,885,791
Ochi Holdings Co Ltd (b)	4,900	44,449
Sumitomo Corp	682,300	21,394,356
Toyota Tsusho Corp	179,600	5,810,943
		115,394,635
TOTAL INDUSTRIALS		739,814,563

Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 0.3%
Alps Alpine Co Ltd	49,600	643,795
Hamamatsu Photonics KK	91,900	933,973
Hirose Electric Co Ltd	54,790	6,182,092
Ibiden Co Ltd	120,480	9,162,974
Keyence Corp	79,209	26,946,426
Kyocera Corp	669,200	9,155,151
Murata Manufacturing Co Ltd	763,300	15,713,208
Nagano Keiki Co Ltd	40,700	632,628
Nippon Signal Co Ltd	6,300	50,495
Shimadzu Corp	393,300	11,227,071
TDK Corp	287,300	4,715,768
Yokogawa Electric Corp	194,700	6,222,223
		91,585,804
IT Services - 0.4%
BIPROGY Inc	22,000	848,001
Fujitsu Ltd	1,525,200	40,465,416
NEC Corp	885,610	33,399,241
Nomura Research Institute Ltd	508,302	20,303,639
Obic Co Ltd	122,700	3,944,812
Otsuka Corp	92,400	1,826,054
SCSK Corp	63,800	2,323,193
Suzuyo Shinwart Corp	14,700	282,792
TIS Inc	289,670	9,570,672
		112,963,820
Semiconductors & Semiconductor Equipment - 1.2%
Advantest Corp	517,612	68,873,730
Disco Corp	49,360	13,765,081
Lasertec Corp	271,700	49,051,646
Renesas Electronics Corp	5,618,840	66,260,533
SCREEN Holdings Co Ltd	20,200	1,662,373
Tekscend Photomask Corp (e)	140,000	3,002,465
Tokyo Electron Ltd	363,371	74,286,722
Tokyo Electron Ltd ADR (b)	1,201	123,030
Torex Semiconductor Ltd (b)	75,700	736,622
Ulvac Inc	57,800	2,479,548
		280,241,750
Software - 0.0%
Cybozu Inc	14,300	301,187
Justsystems Corp	9,800	321,846
Oracle Corp Japan	4,000	343,779
Rakus Co Ltd	156,000	1,233,879
Sansan Inc (e)	292,609	3,158,278
Trend Micro Inc/Japan	13,600	678,759
		6,037,728
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	177,800	3,557,024
Canon Inc	353,100	10,411,822
FUJIFILM Holdings Corp	1,784,370	38,310,345
MCJ Co Ltd	117,000	1,157,978
Ricoh Co Ltd	202,400	1,815,322
Riso Kagaku Corp	162,100	1,301,325
Seiko Epson Corp	481,100	5,990,458
Wacom Co Ltd	50,200	269,953
		62,814,227
TOTAL INFORMATION TECHNOLOGY		553,643,329

Materials - 0.2%
Chemicals - 0.2%
Asahi Kasei Corp	1,360,100	11,354,121
Ishihara Chemical Co Ltd	48,300	676,858
Kuraray Co Ltd	332,420	3,268,763
Mitsubishi Chemical Group Corp	131,700	743,044
Nitto Denko Corp	418,500	10,344,282
Shin-Etsu Chemical Co Ltd	1,054,761	31,583,452
Toray Industries Inc	889,100	5,777,257
		63,747,777
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Hulic Co Ltd	757,000	8,347,572
Mitsubishi Estate Co Ltd	512,750	12,096,180
Mitsui Fudosan Co Ltd	2,752,045	32,302,900
Sumitomo Realty & Development Co Ltd	95,600	4,615,827
		57,362,479
Utilities - 0.1%
Electric Utilities - 0.0%
Chubu Electric Power Co Inc	66,200	1,034,077
Kansai Electric Power Co Inc/The	676,700	11,562,449
Okinawa Electric Power Co Inc/The	21,500	150,165
Tokyo Electric Power Co Holdings Inc (e)	434,600	2,206,317
		14,953,008
Gas Utilities - 0.1%
Osaka Gas Co Ltd	331,300	11,631,185
Tokyo Gas Co Ltd	132,700	5,379,190
		17,010,375
Independent Power and Renewable Electricity Producers - 0.0%
EF-ON INC	179,500	398,748
Electric Power Development Co Ltd	215,600	4,343,607
		4,742,355
TOTAL UTILITIES		36,705,738

TOTAL JAPAN		3,009,977,684
KOREA (SOUTH) - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
KT Corp	178,146	6,137,237
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	16,754	2,249,079
Financials - 0.1%
Banks - 0.0%
Shinhan Financial Group Co Ltd	225,886	12,099,478
Insurance - 0.1%
Samsung Fire & Marine Insurance Co Ltd	54,331	17,862,373
TOTAL FINANCIALS		29,961,851

Industrials - 0.0%
Industrial Conglomerates - 0.0%
SK Square Co Ltd (e)	30,733	6,288,561
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	26,462	9,605,228
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co Ltd	1,379,350	94,937,179
TOTAL INFORMATION TECHNOLOGY		104,542,407

TOTAL KOREA (SOUTH)		149,179,135
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(d)	353,078	5,834,043
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	133,086	9,055,561
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	553,581	23,882,488
TOTAL LUXEMBOURG		38,772,092
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	2,211,000	11,427,516
Galaxy Entertainment Group Ltd ADR	3,612	93,262
Sands China Ltd	7,238,400	19,709,861

TOTAL MACAU		31,230,639
MEXICO - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Arca Continental SAB de CV	71,600	716,743
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	65,200	873,917
Grupo Aeroportuario del Sureste SAB de CV Class B ADR	3,118	941,480
		1,815,397
Materials - 0.0%
Metals & Mining - 0.0%
Grupo Mexico SAB de CV Series B	282,286	2,454,367
TOTAL MEXICO		4,986,507
NETHERLANDS - 2.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	2,078,191	9,521,184
Consumer Staples - 0.2%
Beverages - 0.2%
Heineken Holding NV Class A	19,396	1,385,253
Heineken NV	499,504	40,745,140
		42,130,393
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV	308,007	12,741,164
TOTAL CONSUMER STAPLES		54,871,557

Financials - 0.5%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (c)(d)	404,162	13,670,457
ING Groep NV	1,925,986	49,938,864
ING Groep NV ADR	166,522	4,319,581
		67,928,902
Capital Markets - 0.1%
Euronext NV (d)	210,238	32,274,540
Financial Services - 0.1%
Adyen NV (c)(d)(e)	11,229	17,550,491
EXOR NV	39,845	3,356,599
		20,907,090
Insurance - 0.0%
ASR Nederland NV	93,536	6,312,366
NN Group NV	107,591	7,800,204
		14,112,570
TOTAL FINANCIALS		135,223,102

Health Care - 0.5%
Biotechnology - 0.3%
Argenx SE (e)	67,099	61,167,103
Argenx SE ADR (e)	18,072	16,481,303
		77,648,406
Health Care Equipment & Supplies - 0.2%
Koninklijke Philips NV	1,484,324	41,872,633
TOTAL HEALTH CARE		119,521,039

Industrials - 0.1%
Professional Services - 0.1%
Arcadis NV	112,047	4,956,123
Wolters Kluwer NV	133,566	14,166,480
		19,122,603
Trading Companies & Distributors - 0.0%
IMCD NV	35,836	3,213,480
TOTAL INDUSTRIALS		22,336,083

Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
ASM International NV	65,516	36,064,595
ASML Holding NV	273,839	289,626,789
ASML Holding NV (Italy)	578	605,760
ASML Holding NV depository receipt	9,561	10,134,660
BE Semiconductor Industries NV	95,259	14,358,338
NXP Semiconductors NV	12,711	2,477,882
		353,268,024
Software - 0.0%
Nebius Group NV Class A (b)(e)	13,847	1,313,665
TOTAL INFORMATION TECHNOLOGY		354,581,689

Materials - 0.1%
Chemicals - 0.1%
Akzo Nobel NV	568,694	36,979,904
TOTAL NETHERLANDS		733,034,558
NEW ZEALAND - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd (Australia)	33,103	723,059
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (e)	28,430	2,277,018
TOTAL NEW ZEALAND		3,000,077
NORWAY - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	163,339	2,358,529
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	725,337	17,656,527
Equinor ASA	550,700	12,663,792
		30,320,319
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	1,059,562	28,326,615
Insurance - 0.0%
Gjensidige Forsikring ASA	32,240	902,380
Storebrand ASA A Shares	63,823	992,848
		1,895,228
TOTAL FINANCIALS		30,221,843

Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	43,086	1,020,716
TOTAL NORWAY		63,921,407
PERU - 0.0%
Financials - 0.0%
Banks - 0.0%
Credicorp Ltd	5,694	1,464,553
PORTUGAL - 0.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Jeronimo Martins SGPS SA	1,065,856	25,279,497
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	477,205	9,615,432
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	786,989	750,088
TOTAL PORTUGAL		35,645,017
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (e)(f)	3,670,010	1
Gazprom PJSC ADR (e)(f)	33,845	0
LUKOIL PJSC (e)(f)	35,755	0
Rosneft Oil Co PJSC (e)(f)	420,640	0
		1
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (e)(f)	1,813,540	0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (e)(f)	3,751	0
TOTAL RUSSIA		1
SINGAPORE - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	9,869,770	36,111,597
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (e)	352,514	49,002,971
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	592,600	347,553
TOTAL CONSUMER DISCRETIONARY		49,350,524

Financials - 0.4%
Banks - 0.4%
DBS Group Holdings Ltd	1,209,095	50,571,400
Oversea-Chinese Banking Corp Ltd	351,100	5,012,424
United Overseas Bank Ltd	1,578,411	41,389,363
		96,973,187
Capital Markets - 0.0%
Singapore Exchange Ltd	94,000	1,223,012
TOTAL FINANCIALS		98,196,199

Industrials - 0.0%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	148,800	953,073
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (e)	1,329,606	7,246,353
Industrial Conglomerates - 0.0%
Keppel Ltd	139,900	1,105,511
Passenger Airlines - 0.0%
Singapore Airlines Ltd	164,600	824,365
TOTAL INDUSTRIALS		10,129,302

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
STMicroelectronics NV	28,786	660,555
STMicroelectronics NV (Italy)	36,490	837,847
		1,498,402
TOTAL SINGAPORE		195,286,024
SOUTH AFRICA - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
MTN Group Ltd	203,176	1,874,640
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Bid Corp Ltd	78,830	1,881,877
Clicks Group Ltd	40,493	821,633
		2,703,510
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	20,300	95,796
Financials - 0.0%
Banks - 0.0%
Capitec Bank Holdings Ltd	6,833	1,550,722
Financial Services - 0.0%
FirstRand Ltd	497,357	2,368,014
TOTAL FINANCIALS		3,918,736

Materials - 0.1%
Metals & Mining - 0.1%
Anglo American PLC	419,058	15,838,413
Gold Fields Ltd	68,163	2,882,034
Valterra Platinum Ltd (United Kingdom)	15,200	1,058,325
		19,778,772
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Scatec ASA (c)(d)(e)	4,483	44,084
TOTAL SOUTH AFRICA		28,415,538
SPAIN - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (c)(d)	151,376	4,546,157
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	390,696	28,714,816
Specialty Retail - 0.1%
Industria de Diseno Textil SA	466,461	26,170,939
TOTAL CONSUMER DISCRETIONARY		54,885,755

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Puig Brands SA Class B (b)	167,750	2,843,818
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	110,326	2,044,270
Financials - 1.2%
Banks - 1.2%
Banco Bilbao Vizcaya Argentaria SA	1,751,948	37,865,979
Banco Bilbao Vizcaya Argentaria SA ADR	52,074	1,122,194
Banco de Sabadell SA	526,284	1,916,294
Banco Santander SA	12,741,514	136,676,929
Banco Santander SA (United Kingdom)	16,163	172,016
Bankinter SA (b)	1,508,555	23,736,126
CaixaBank SA	8,022,278	89,579,965
		291,069,503
Insurance - 0.0%
Mapfre SA (b)	1,272,068	5,886,463
TOTAL FINANCIALS		296,955,966

Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A	23,318	284,911
Industrials - 0.0%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	17,499	1,617,290
Transportation Infrastructure - 0.0%
Aena SME SA (c)(d)	157,400	4,284,713
TOTAL INDUSTRIALS		5,902,003

Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA (b)	79,869	4,263,096
Utilities - 0.3%
Electric Utilities - 0.3%
Iberdrola SA	3,179,552	67,113,587
TOTAL SPAIN		438,839,563
SWEDEN - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	1,285,719	5,161,315
Telia Co AB (Finland)	16,217	65,315
		5,226,630
Interactive Media & Services - 0.0%
Hemnet Group AB	11,473	213,270
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	53,241	847,015
TOTAL COMMUNICATION SERVICES		6,286,915

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Autoliv Inc depository receipt	56,087	6,689,223
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (d)	14,840	1,014,153
Evolution AB ADR	1,675	114,436
		1,128,589
Household Durables - 0.1%
Electrolux AB B Shares (e)	1,836,939	11,666,255
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	241,319	4,384,558
TOTAL CONSUMER DISCRETIONARY		23,868,625

Consumer Staples - 0.0%
Household Products - 0.0%
Essity AB B Shares	296,200	8,194,705
Financials - 0.3%
Banks - 0.1%
Noba (e)	492,800	6,211,447
Skandinaviska Enskilda Banken AB A Shares	1,026,548	20,425,165
Swedbank AB A1 Shares	173,055	5,504,458
		32,141,070
Financial Services - 0.2%
Industrivarden AB A Shares	11,339	476,084
Industrivarden AB C Shares	45,883	1,927,920
Investor AB B Shares	990,736	33,727,095
L E Lundbergforetagen AB B Shares	7,496	398,573
		36,529,672
TOTAL FINANCIALS		68,670,742

Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	198,700	3,977,725
Industrials - 0.6%
Building Products - 0.2%
Assa Abloy AB B Shares	1,341,066	51,006,128
Construction & Engineering - 0.0%
Sweco AB B Shares	39,832	678,412
Machinery - 0.4%
Alfa Laval AB	27,536	1,299,926
Atlas Copco AB A Shares	2,264,511	38,483,244
Epiroc AB A Shares	209,768	4,501,464
Indutrade AB	576,998	14,313,186
Sandvik AB	822,835	24,847,636
Trelleborg AB B Shares	5,788	243,262
Volvo AB B Shares	461,609	13,827,026
		97,515,744
Trading Companies & Distributors - 0.0%
Beijer Ref AB B Shares	175,663	2,797,427
TOTAL INDUSTRIALS		151,997,711

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	1,081,235	10,433,446
Telefonaktiebolaget LM Ericsson Class B ADR (b)	1,856,849	17,825,751
		28,259,197
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	1,687,250	19,782,964
TOTAL INFORMATION TECHNOLOGY		48,042,161

Materials - 0.0%
Metals & Mining - 0.0%
Boliden AB (e)	121,600	5,819,088
Paper & Forest Products - 0.0%
Svenska Cellulosa AB SCA B Shares	714,495	9,282,006
TOTAL MATERIALS		15,101,094

TOTAL SWEDEN		326,139,678
SWITZERLAND - 1.9%
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Garrett Motion Inc	102,174	1,688,936
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Class A ADR	25,337	537,144
Cie Financiere Richemont SA Series A	444,743	94,552,668
Swatch Group AG/The (b)	4,422	182,474
Swatch Group AG/The bearer shares	78,740	15,927,670
		111,199,956
TOTAL CONSUMER DISCRETIONARY		112,888,892

Consumer Staples - 0.0%
Food Products - 0.0%
Chocoladefabriken Lindt & Spruengli AG	305	4,488,980
Financials - 0.8%
Capital Markets - 0.6%
Julius Baer Group Ltd	285,123	20,342,760
Partners Group Holding AG	6,720	7,972,626
UBS Group AG	2,475,171	95,604,290
UBS Group AG (United States) (b)	307,690	11,876,834
		135,796,510
Insurance - 0.2%
Swiss Life Holding AG	4,690	5,143,757
Zurich Insurance Group AG	80,825	58,113,549
		63,257,306
TOTAL FINANCIALS		199,053,816

Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Sonova Holding AG	17,048	4,255,601
Straumann Holding AG	3,620	413,766
		4,669,367
Health Care Providers & Services - 0.0%
Galenica AG (c)(d)	14,496	1,645,263
Life Sciences Tools & Services - 0.1%
Lonza Group AG	47,839	32,762,358
Siegfried Holding AG	6,577	589,645
		33,352,003
Pharmaceuticals - 0.2%
Galderma Group AG	91,057	18,141,103
Sandoz Group AG	387,718	27,383,097
		45,524,200
TOTAL HEALTH CARE		85,190,833

Industrials - 0.2%
Electrical Equipment - 0.1%
ABB Ltd	334,757	24,090,382
ABB Ltd (Sweden)	32,158	2,320,952
		26,411,334
Machinery - 0.1%
Schindler Holding AG	98	33,252
Schindler Holding AG participation certificate	47,255	16,887,294
VAT Group AG (c)(d)	4,177	1,838,067
		18,758,613
Professional Services - 0.0%
SGS SA	8,983	1,030,847
TOTAL INDUSTRIALS		46,200,794

Information Technology - 0.1%
Software - 0.0%
Temenos AG	19,816	1,797,529
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	117,270	13,185,757
Logitech International SA (United States) (b)	81,580	9,196,513
		22,382,270
TOTAL INFORMATION TECHNOLOGY		24,179,799

Materials - 0.1%
Chemicals - 0.1%
DSM-Firmenich AG	24,130	1,984,765
Givaudan SA	4,318	18,210,767
Sika AG	59,206	11,685,011
		31,880,543
TOTAL SWITZERLAND		503,883,657
TAIWAN - 0.6%
Information Technology - 0.6%
Communications Equipment - 0.0%
Accton Technology Corp	99,000	3,234,057
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Inc	65,000	1,930,714
Hon Hai Precision Industry Co Ltd	1,167,000	8,386,987
		10,317,701
Semiconductors & Semiconductor Equipment - 0.6%
eMemory Technology Inc	11,000	716,926
Taiwan Semiconductor Manufacturing Co Ltd	1,134,460	52,319,182
Taiwan Semiconductor Manufacturing Co Ltd ADR	271,282	79,081,416
		132,117,524
Technology Hardware, Storage & Peripherals - 0.0%
Asia Vital Components Co Ltd	48,000	2,103,452
King Slide Works Co Ltd	11,000	1,337,444
		3,440,896
TOTAL TAIWAN		149,110,178
THAILAND - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	285,200	2,725,916
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (e)	5,291	2,430,738
TOTAL THAILAND		5,156,654
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC	187,354	1,244,656
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC	340,551	755,678
Emaar Development PJSC	268,266	1,073,692
Emaar Properties PJSC	536,531	1,942,868
		3,772,238
TOTAL UNITED ARAB EMIRATES		5,016,894
UNITED KINGDOM - 8.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
BT Group PLC	9,653,478	23,122,350
Interactive Media & Services - 0.0%
Auto Trader Group PLC (c)(d)	117,838	996,500
Media - 0.0%
Informa PLC	432,175	5,490,728
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	4,799,365	5,976,847
Vodafone Group PLC ADR	1,493,218	18,620,429
		24,597,276
TOTAL COMMUNICATION SERVICES		54,206,854

Consumer Discretionary - 0.8%
Automobile Components - 0.0%
Dowlais Group PLC	1,489,383	1,678,729
Broadline Retail - 0.1%
Next PLC	136,387	25,491,608
Distributors - 0.0%
Inchcape PLC	1,253,213	12,781,655
Diversified Consumer Services - 0.0%
Pearson PLC	396,700	5,243,175
Hotels, Restaurants & Leisure - 0.4%
Compass Group PLC	1,957,042	61,533,657
InterContinental Hotels Group PLC	153,147	20,331,420
Trainline PLC (c)(d)(e)	210,835	659,192
		82,524,269
Household Durables - 0.2%
Barratt Redrow PLC	3,053,407	15,940,840
Berkeley Group Holdings PLC	225,584	11,215,624
Persimmon PLC	430,129	7,600,979
		34,757,443
Leisure Products - 0.0%
Games Workshop Group PLC	25,621	6,582,808
Specialty Retail - 0.1%
JD Sports Fashion PLC	472,700	483,425
Kingfisher PLC	2,576,723	10,434,598
WH Smith PLC	1,276,290	11,589,456
		22,507,479
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC (e)	553,437	8,347,801
TOTAL CONSUMER DISCRETIONARY		199,914,967

Consumer Staples - 1.6%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	27,951	2,562,827
Coca-Cola Europacific Partners PLC (United Kingdom)	27,169	2,499,471
Diageo PLC	2,827,407	64,988,263
		70,050,561
Consumer Staples Distribution & Retail - 0.1%
Marks & Spencer Group PLC	1,642,530	7,559,752
Tesco PLC	6,898,576	41,140,674
		48,700,426
Food Products - 0.0%
Associated British Foods PLC	54,150	1,531,049
Household Products - 0.3%
Reckitt Benckiser Group PLC	1,062,304	82,327,998
Personal Care Products - 0.3%
Unilever PLC	1,252,657	75,345,975
Tobacco - 0.6%
British American Tobacco PLC	1,873,622	110,010,135
Imperial Brands PLC	845,250	35,892,946
		145,903,081
TOTAL CONSUMER STAPLES		423,859,090

Financials - 2.6%
Banks - 1.8%
Barclays PLC	17,683,539	100,315,412
Barclays PLC ADR	294,975	6,722,480
HSBC Holdings PLC	4,038,965	57,236,144
Lloyds Banking Group PLC	76,427,176	96,928,148
Lloyds Banking Group PLC ADR (b)	1,360,770	6,939,927
NatWest Group PLC	15,149,235	126,442,865
Shawbrook Group PLC (c)(d)	1,022,306	5,648,367
Standard Chartered PLC	2,635,264	58,370,168
		458,603,511
Capital Markets - 0.5%
3i Group PLC	982,805	41,083,653
AJ Bell PLC	218,151	1,557,895
Allfunds Group Plc	972,029	9,085,185
Bridgepoint Group PLC (c)(d)	888,285	3,327,579
ICG PLC	214,254	5,887,702
London Stock Exchange Group PLC	434,294	51,209,862
London Stock Exchange Group PLC ADR	14,052	418,609
Quilter PLC (c)(d)	401,539	1,015,198
St James's Place PLC	111,800	2,061,496
		115,647,179
Financial Services - 0.0%
Klarna Group PLC	47,359	1,490,388
M&G PLC	112,846	406,894
Paragon Banking Group PLC	170,220	1,898,323
Wise PLC Class A (e)	639,849	7,487,475
		11,283,080
Insurance - 0.3%
Admiral Group PLC	345,900	14,523,567
Aviva PLC	4,006,096	34,564,102
Beazley PLC	1,586,253	16,745,292
Hiscox Ltd	711,089	12,612,998
Legal & General Group PLC	2,850,020	9,314,479
		87,760,438
TOTAL FINANCIALS		673,294,208

Health Care - 1.0%
Health Care Equipment & Supplies - 0.1%
Convatec Group PLC (c)(d)	1,058,540	3,301,202
Smith & Nephew PLC	1,746,185	29,014,997
		32,316,199
Pharmaceuticals - 0.9%
Astrazeneca PLC	1,008,007	186,893,539
Astrazeneca PLC (Sweden)	38,496	7,133,533
Astrazeneca PLC ADR	423,474	39,264,509
Hikma Pharmaceuticals PLC	152,180	3,130,388
		236,421,969
TOTAL HEALTH CARE		268,738,168

Industrials - 1.4%
Aerospace & Defense - 0.8%
Babcock International Group PLC	700,261	10,502,179
BAE Systems PLC	2,513,354	54,737,148
Melrose Industries PLC	909,947	7,166,756
Rolls-Royce Holdings PLC	8,504,852	120,039,769
		192,445,852
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	1,816,800	12,816,312
DCC PLC (b)	193,946	12,820,913
Smiths Group PLC	135,164	4,372,721
		30,009,946
Machinery - 0.1%
IMI PLC	583,166	18,788,942
Rotork PLC	352,937	1,572,537
Spirax Group PLC	104,003	9,230,691
Weir Group PLC/The	142,824	5,240,636
		34,832,806
Passenger Airlines - 0.0%
easyJet PLC	799,028	5,282,021
International Consolidated Airlines Group SA	67,386	353,495
International Consolidated Airlines Group SA (Spain)	52,951	278,269
		5,913,785
Professional Services - 0.3%
Intertek Group PLC	248,763	15,232,843
RELX PLC	1,154,096	46,283,762
RELX PLC (Netherlands)	668,447	26,836,884
		88,353,489
Trading Companies & Distributors - 0.1%
Ashtead Group PLC	132,438	8,463,879
Bunzl PLC	277,464	7,949,604
Diploma PLC	168,931	12,220,503
		28,633,986
TOTAL INDUSTRIALS		380,189,864

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	406,347	19,148,583
IT Services - 0.0%
Softcat PLC	44,072	844,152
Software - 0.0%
Sage Group PLC/The	515,073	7,325,964
Sage Group PLC/The ADR	1,754	100,609
		7,426,573
TOTAL INFORMATION TECHNOLOGY		27,419,308

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	194,103	6,993,747
Metals & Mining - 0.0%
Hill & Smith PLC	25,180	751,608
TOTAL MATERIALS		7,745,355

Real Estate - 0.1%
Industrial REITs - 0.1%
Segro PLC	2,082,896	19,702,447
Utilities - 0.5%
Electric Utilities - 0.2%
SSE PLC	1,813,653	52,765,619
Multi-Utilities - 0.3%
National Grid PLC	5,281,853	80,252,688
TOTAL UTILITIES		133,018,307

TOTAL UNITED KINGDOM		2,188,088,568
UNITED STATES - 5.5%
Communication Services - 0.1%
Entertainment - 0.1%
Spotify Technology SA (e)	64,406	38,570,821
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp (e)	1,186,935	30,599,184
Carnival PLC ADR (e)	37,272	888,192
Sportradar Holding AG Class A (e)	33,462	736,164
		32,223,540
Textiles, Apparel & Luxury Goods - 0.0%
Samsonite Group SA (c)(d)	1,281,000	3,163,979
TOTAL CONSUMER DISCRETIONARY		35,387,519

Consumer Staples - 0.3%
Food Products - 0.3%
Nestle SA	632,869	62,945,440
Personal Care Products - 0.0%
Kenvue Inc	717,102	12,441,720
Tobacco - 0.0%
Philip Morris International Inc	27,100	4,267,707
TOTAL CONSUMER STAPLES		79,654,867

Energy - 0.9%
Energy Equipment & Services - 0.1%
Tenaris SA	754,119	15,208,230
Oil, Gas & Consumable Fuels - 0.8%
BP PLC	9,799,033	58,849,526
Shell PLC	3,226,168	118,564,657
Shell PLC ADR (b)	403,348	29,754,982
Shell PLC rights 12/31/2049 (e)(g)	3,246,361	1,162,197
		208,331,362
TOTAL ENERGY		223,539,592

Financials - 0.3%
Capital Markets - 0.0%
Moody's Corp	3,263	1,601,415
S&P Global Inc	3,509	1,750,395
		3,351,810
Financial Services - 0.1%
Mastercard Inc Class A	13,641	7,509,780
Visa Inc Class A	28,764	9,619,832
		17,129,612
Insurance - 0.2%
Aegon Ltd	128,566	1,039,715
Aon PLC	18,946	6,705,368
Arch Capital Group Ltd (e)	36,470	3,425,262
Arthur J Gallagher & Co	6,054	1,499,091
Marsh & McLennan Cos Inc	86,200	15,813,390
Swiss Re AG	42,460	7,483,767
Willis Towers Watson PLC	72,268	23,198,029
		59,164,622
TOTAL FINANCIALS		79,646,044

Health Care - 2.2%
Biotechnology - 0.0%
CSL Ltd	70,860	8,647,559
Health Care Equipment & Supplies - 0.2%
Alcon AG	549,898	43,726,169
Alcon AG (United States) (b)	38,796	3,076,911
		46,803,080
Life Sciences Tools & Services - 0.2%
Agilent Technologies Inc	132,924	20,403,834
QIAGEN NV (Germany)	296,110	14,130,190
Waters Corp (e)	36,710	14,809,548
		49,343,572
Pharmaceuticals - 1.8%
GSK PLC	3,326,700	79,162,279
Haleon PLC	7,819,873	38,457,258
Novartis AG	447,229	58,345,532
Novartis AG ADR	12,562	1,638,085
Roche Holding AG non-voting shares	523,764	200,655,761
Sanofi SA	698,366	69,653,249
		447,912,164
TOTAL HEALTH CARE		552,706,375

Industrials - 0.8%
Aerospace & Defense - 0.0%
MDA Space Ltd (e)	29,119	501,343
TransDigm Group Inc	450	612,077
		1,113,420
Building Products - 0.0%
Trane Technologies PLC	16,455	6,935,453
Commercial Services & Supplies - 0.1%
Waste Connections Inc	111,207	19,648,732
Construction & Engineering - 0.0%
Ferrovial SE	148,420	9,723,493
Electrical Equipment - 0.6%
Eaton Corp PLC	5,192	1,795,861
Schneider Electric SE	514,511	138,457,826
		140,253,687
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	281	563,201
AP Moller - Maersk A/S Series B	409	818,428
		1,381,629
Professional Services - 0.1%
Experian PLC	849,264	37,321,229
Trading Companies & Distributors - 0.0%
Ferguson Enterprises Inc (United Kingdom)	8,800	2,228,370
TOTAL INDUSTRIALS		218,606,013

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom Inc	22,466	9,052,899
Software - 0.1%
Cadence Design Systems Inc (e)	40,201	12,536,280
CyberArk Software Ltd (e)	15,752	7,223,710
Synopsys Inc (e)	4,200	1,755,642
		21,515,632
TOTAL INFORMATION TECHNOLOGY		30,568,531

Materials - 0.7%
Chemicals - 0.1%
Linde PLC	88,761	36,420,414
Construction Materials - 0.5%
Amrize Ltd	58,760	3,029,092
CRH PLC	390,447	46,838,023
CRH PLC (United Kingdom)	15,808	1,894,135
Holcim AG	555,228	52,086,000
James Hardie Industries PLC depository receipt (e)	142,844	2,842,154
		106,689,404
Containers & Packaging - 0.1%
Smurfit WestRock PLC (b)	873,155	31,162,902
Metals & Mining - 0.0%
Royal Gold Inc	10,994	2,241,016
TOTAL MATERIALS		176,513,736

TOTAL UNITED STATES		1,435,193,498
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (e)	207,433	4,693,571
TOTAL COMMON STOCKS (Cost $10,507,662,180)		15,361,236,774

International Equity Funds - 37.6%
	Shares	Value ($)
Artisan International Value Fund Investor Class	20,252,886	1,058,010,782
Brandes International Small Cap Equity Fund Class A	1,270,876	32,979,241
Fidelity Advisor International Discovery Fund - Class Z (h)	17,872,164	1,059,461,902
Fidelity Advisor International Growth Fund - Class Z (h)	11,882,564	273,893,097
Fidelity Advisor International Small Cap Fund - Class Z (h)	1,083,407	40,941,962
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (h)	2,724,343	65,030,076
Fidelity Advisor Japan Fund - Class Z (h)	16,306,214	353,518,718
Fidelity Diversified International Fund (h)	11,917,510	624,477,498
Fidelity Japan Smaller Companies Fund (h)	5,949,751	118,102,551
Fidelity SAI International Index Fund (h)	7,125,783	124,986,228
Fidelity SAI International Low Volatility Index Fund (h)	100,440,421	1,304,721,066
Fidelity SAI International Momentum Index Fund (h)	5,014,129	91,908,986
Fidelity SAI International Quality Index Fund (h)	18,132,270	253,489,141
Fidelity SAI International Small Cap Index Fund (h)	11,888,693	125,069,051
Fidelity SAI International Value Index Fund (h)	130,572,332	1,689,605,979
Fidelity SAI Japan Stock Index Fund (h)	42,640,561	527,463,740
iShares MSCI Australia ETF (b)	5,157,569	133,323,158
iShares MSCI Eurozone ETF (b)	13,894,645	870,638,456
iShares MSCI India ETF (b)	130,401	7,134,239
JOHCM International Select Fund Investor Shares	7,982,439	226,062,668
Oakmark International Fund Investor Class	7,276,260	231,821,635
Oakmark International Small Cap Fund Investor Class	1,008,787	22,465,688
Oberweis International Opportunities Fund Investor Class	702,314	16,827,453
T. Rowe Price International Discovery Fund	650,636	49,812,669
Transamerica International Small Cap Value Class I	4,575,876	82,686,078
Victory Trivalent International Small-Cap Fund Class I	4,550,600	94,106,403
WCM Focused International Growth Fund Investor Class	14,476,841	371,765,265
WCM International Small Cap Growth Fund Institutional Class	121,648	3,018,093
WisdomTree Europe Hedged Equity ETF	419,228	21,892,086
WisdomTree Japan Hedged Equity Fund	465,136	65,295,792
WisdomTree Japan SmallCap Dividend ETF	378,940	36,279,753
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,006,156,627)		9,976,789,454

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE	37,178	1,603,333
Volkswagen AG non-voting shares	18,169	2,077,014
		3,680,347
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA non-voting shares	77,800	6,281,350
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	3,075	896,301
TOTAL GERMANY		10,857,998
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $8,899,672)		10,857,998

U.S. Treasury Obligations - 0.1%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/29/2026 (k)	3.83	13,130,000	13,048,026
US Treasury Bills 0% 2/12/2026 (k)	3.84	60,000	59,550
US Treasury Bills 0% 2/19/2026 (k)	3.77 to 3.81	12,420,000	12,317,670
US Treasury Bills 0% 2/26/2026 (k)	3.77	210,000	208,118
US Treasury Bills 0% 2/5/2026 (k)	3.80 to 3.81	410,000	407,185
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,039,933)			26,040,549

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.02	46,879,388	46,888,763
Fidelity Securities Lending Cash Central Fund (l)(m)	4.02	364,650,812	364,687,278
State Street Institutional U.S. Government Money Market Fund Premier Class (n)	3.94	954,850,783	954,850,783
TOTAL MONEY MARKET FUNDS (Cost $1,366,426,824)			1,366,426,824

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $18,915,185,236)	26,741,351,599
NET OTHER ASSETS (LIABILITIES) - (0.8)% (i)	(216,870,905)
NET ASSETS - 100.0%	26,524,480,694

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	6,143	12/19/2025	865,825,135	14,297,195	14,297,195

The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $172,191,126 or 0.6% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $205,679,513 or 0.8% of net assets.

(e)	Non-income producing.
(f)	Level 3 security.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Affiliated fund.
(i)	Includes $278,439 of cash collateral to cover margin requirements for futures contracts.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $26,040,549.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
(n)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,410,217	751,848,845	713,370,907	1,326,156	608	-	46,888,763	46,879,388	0.1%
Fidelity Securities Lending Cash Central Fund	213,999,375	2,862,303,814	2,711,622,719	1,170,694	6,808	-	364,687,278	364,650,812	1.3%
Total	222,409,592	3,614,152,659	3,424,993,626	2,496,850	7,416	-	411,576,041

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor International Discovery Fund - Class Z	959,771,179	-	63,000,000	-	10,728,017	151,962,706	1,059,461,902	17,872,164
Fidelity Advisor International Growth Fund - Class Z	135,861,684	129,000,000	-	-	-	9,031,413	273,893,097	11,882,564
Fidelity Advisor International Small Cap Fund - Class Z	34,409,016	-	-	-	-	6,532,946	40,941,962	1,083,407
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	54,950,005	-	-	-	-	10,080,071	65,030,076	2,724,343
Fidelity Advisor Japan Fund - Class Z	272,476,835	-	-	-	-	81,041,883	353,518,718	16,306,214
Fidelity Diversified International Fund	580,302,211	-	46,000,000	-	2,258,968	87,916,319	624,477,498	11,917,510
Fidelity Japan Smaller Companies Fund	93,232,593	-	-	-	-	24,869,958	118,102,551	5,949,751
Fidelity SAI International Index Fund	1,027,770,245	65,043,367	1,013,321,149	-	96,644,641	(51,150,876)	124,986,228	7,125,783
Fidelity SAI International Low Volatility Index Fund	1,218,600,717	-	80,000,000	-	7,681,685	158,438,664	1,304,721,066	100,440,421
Fidelity SAI International Momentum Index Fund	155,840,688	-	81,999,999	-	2,559,144	15,509,153	91,908,986	5,014,129
Fidelity SAI International Quality Index Fund	550,817,550	-	312,415,659	-	(3,231,793)	18,319,043	253,489,141	18,132,270
Fidelity SAI International Small Cap Index Fund	100,102,796	-	-	-	-	24,966,255	125,069,051	11,888,693
Fidelity SAI International Value Index Fund	683,842,608	822,433,500	15,000,000	-	671,860	197,658,011	1,689,605,979	130,572,332
Fidelity SAI Japan Stock Index Fund	570,164,196	-	162,000,000	-	20,969,682	98,329,862	527,463,740	42,640,561
	6,438,142,323	1,016,476,867	1,773,736,807	-	138,282,204	833,505,408	6,652,669,995

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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